UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2454

Oppenheimer Government Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2018

Item 1. Reports to Stockholders.

Semiannual Report	1/31/2018

Oppenheimer Government Money Market Fund

2      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Fund Performance Discussion

Throughout the reporting period, the Fund continued to offer very strong liquidity and a stable $1.00 net asset value (NAV), while providing competitive income. At its December meeting, the Federal Open Market Committee (“FOMC”) voted to lift the Federal Funds Rate for a third time in 2017, to a range of 1.25% to 1.50%, completing its fifth hike since 2015. The Fund continued to benefit from these rate hikes, with ongoing reinvestment at higher rates. With the added expectation for further hikes this year, we believe the Fund’s yield forecast remains optimistic.

MARKET OVERVIEW

In November of 2017, it was announced that Jerome Powell will become the 16th Chair of the Federal Reserve (the “Fed”). Many market participants believe his appointment by President Trump will allow for a continuation of current policy – a slow and steady rise in the Fed Funds Rate. Mr. Powell has served on the Federal Reserve Board of Governors since 2012 and during this tenure has voted in harmony with the FOMC statements under both Yellen and Bernanke. In addition to a new Fed Chair, there are four open seats on the FOMC. This could reach five open seats should New York Fed President William Dudley retire without a Senate-confirmed replacement. While all these changes present some uncertainty, the crux of the challenge remains the same – monetary policy. While the number of doves versus hawks may change, one thing remains clear: there will be many eyes on the first FOMC minutes under Powell (March FOMC, release date April 11).

Current broader market and FOMC consensus is for three hikes in 2018, but less certain is the timing. We estimate the most likely scenario includes a hike at each of the March, June, and September meetings. Should the markets remain stable and steady, many on the street are forecasting four hikes in 2018. The more conservative consensus view puts the Fed Funds Rate in the 2.00% to 2.25% range at year-end. Coupled with these hikes, the Fed plans to shrink its balance sheet from $4.5 trillion, a move started in October 2017. While the Fed has not indicated a balance sheet level it intends to hit, it did denote the holdings will not return to pre-recession levels (less than $1 trillion).

Two other areas of constant chatter are the debt ceiling and government shutdown. U.S. Treasury Secretary Steven Mnuchin, in his annual report to Congress, has stated the Treasury has enough cash to last through the end of February before the Treasury uses up its extraordinary borrowing measures. Since December 8, 2017, the Treasury has been drawing down on these measures to finance the government on a temporary basis. We note the Treasury bill curve exhibiting elevated yields for Treasury bills maturing in early

3      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

March versus the latter part of March and early April, thus signaling market participants’ concern over the Treasury facing technical default. As with previous debt ceilings, we believe a last minute resolution will be no different this time around.

While on the topic of the U.S. Treasury, another area of interest is in Treasury bill supply. Once the debt ceiling issue is resolved, we believe the Treasury will focus on restocking its cash balances. The minutes of the Treasury Borrowing Advisory Committee indicate net Treasury bill issuance for the first quarter of 2018 to be at about $245 billion, while other market participants estimate this could reach $300 billion before the end of March. With stated targeted cash balances of $210 billion at the end of March and $360 billion at the end of June, this anticipated increase in supply could have a favorable impact on yields, in our view. Further, we are keeping a watchful eye on the prospects of the Treasury issuing a 2-month Treasury bill. While this has been in the works for some time now, the timing of it all might be good. We expect more work to be done here and await notes from the next refunding meeting to be held in May 2018.

FUND REVIEW

The Fund’s weighted average maturity throughout the reporting period remained in a range of 35-40 days. We have continued to layer in floating rate securities when we believe they are fairly priced. At period end, supply continues to be available, notably in Federal Home Loan Bank paper. We are heavily weighted in government repurchase agreements and have occasionally added some long dated fixed paper to the portfolio. We remain confident the Fund is well positioned should the Fed continue its upward trajectory on the Fed Funds Rate.

STRATEGY & OUTLOOK

Our strategy continues to incorporate select incremental investing as we seek to provide shareholders stable and steady value. We intend to remain active in the auction market, with most of that weight going to fixed rate instruments with durations of three months or less. As mentioned, when pricing allows we expect to continue to layer in 1- and 3-month floating rate securities. Our outlook is for continued rate hikes in 2018, and our investment strategy is in line with the Fed’s dot plot for 3 hikes this year. We believe the Fund is well positioned to take advantage of these higher rates as long as the Fed continues on a path of slow and steady hikes.

Christopher Proctor, CFA Portfolio Manager

Adam S. Wilde, CFA Portfolio Manager

4      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Portfolio Allocation

U.S. Government Agencies	52.7%
Repurchase Agreements	42.9
Investment Company	2.4
Short-Term Notes/Commercial Paper	1.6
U.S. Government Obligations	0.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2018, and are based on the total market value of investments.

Performance

CURRENT YIELD

For the 7-Day Period Ended 1/31/18

	With Compounding	Without Compounding
Class A (OMBXX)	0.78%	0.78%
Class Y (OMYXX)	0.78	0.78

CURRENT YIELD

For the Six Months Ended 1/31/18

	With Compounding	Without Compounding
Class A (OMBXX)	0.37%	0.37%
Class Y (OMYXX)	0.37	0.37

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Performance data quoted represents past performance, which does not guarantee future results. Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges. The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income paid by the Fund. There is no guarantee that the Fund will maintain a positive yield.

5      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio managers and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on January 31, 2018, and are subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

6      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2017	January 31, 2018	January 31, 2018

Class A	$1,000.00	$ 1,002.80	$3.13

Class Y	1,000.00	1,002.80	3.13

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,022.08	3.16

Class Y	1,000.00	1,022.08	3.16

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2018 are as follows:

Class	Expense Ratios

Class A	0.62%

Class Y	0.62

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

Short-Term Notes/Commercial Paper—1.6%

New York City Housing Development Corp.:
1.45%[1]	2/7/18	2/7/18	$1,600,000	$1,600,000
1.55%[1]	2/7/18	2/7/18	4,100,000	4,100,000
1.55%[1]	2/7/18	2/7/18	17,440,000	17,440,000

New York State Dorm Authority, 1.45%[1]	2/7/18	2/7/18	800,000	800,000

New York State Housing Finance Agency:
1.45%[1]	2/7/18	2/7/18	3,000,000	3,000,000
1.55%[1]	2/7/18	2/7/18	1,500,000	1,500,000

Total Short-Term Notes/Commercial Paper (Cost $28,440,000)				28,440,000

U.S. Government Agencies—52.9%

Federal Agricultural Mortgage Corp.:
1.41% [FEDL01+(1)][2]	2/1/18	7/3/18	16,000,000	16,000,000
1.457% [US0001M+(10.5)][2]	2/4/18	9/4/18	11,000,000	11,000,000

Federal Farm Credit Bank:
0.80%	3/8/18	3/8/18	3,750,000	3,748,486
1.085%[3]	2/8/18	2/8/18	8,000,000	7,998,328
1.09%[3]	2/26/18	2/26/18	5,000,000	4,996,250
1.13%[3]	2/13/18	2/13/18	4,000,000	3,998,507
1.162%[3]	3/19/18	3/19/18	3,000,000	2,995,592
1.265%[3]	6/28/18	6/28/18	8,000,000	7,959,167
1.271%	5/30/18	5/30/18	12,000,000	11,995,325
1.291%	6/1/18	6/1/18	10,500,000	10,493,427
1.38% [FCPR DLY+(312)][2]	2/1/18	1/2/19	10,000,000	10,000,000
1.52% [FCPR DLY+(298)][2]	2/1/18	3/9/18	5,750,000	5,750,677
1.52% [FCPR DLY+(298)][2]	2/1/18	5/14/18	6,000,000	6,000,827
1.591% [US0001M+3][2]	2/22/18	3/22/18	2,000,000	2,000,496
1.60% [FCPR DLY+(290)][2]	2/1/18	5/14/18	10,000,000	10,000,000
1.609% [US0001M+5][2]	2/16/18	4/16/18	11,485,000	11,489,614
1.625% [US0003M+(5)][2]	3/26/18	3/26/18	5,850,000	5,852,061
1.65% [FCPR DLY+(285)][2]	2/1/18	4/5/18	10,000,000	10,004,735
1.651% [US0001M+9][2]	2/25/18	5/25/18	2,000,000	2,001,360
1.729% [US0003M+(1)][2]	4/19/18	10/19/18	8,000,000	8,010,260
1.85%[3]	12/10/18	12/10/18	4,500,000	4,429,020
1.871%[3]	12/17/18	12/17/18	3,500,000	3,442,934

Federal Home Loan Bank:
0.875%	6/29/18	6/29/18	1,595,000	1,590,708
1.00%	7/10/18	7/10/18	1,000,000	997,340
1.036% [US0003M+(38)][2]	2/15/18	2/15/18	9,000,000	8,999,253
1.125%	4/25/18	4/25/18	4,500,000	4,498,747
1.125%	9/14/18	9/14/18	2,000,000	1,992,611
1.137%	3/19/18	3/19/18	8,610,000	8,606,310
1.143%[3]	2/28/18	2/28/18	23,400,000	23,380,052
1.155%[3]	3/9/18	3/9/18	20,900,000	20,875,989
1.166%[3]	3/7/18	3/7/18	13,000,000	12,985,758
1.175%[3]	2/2/18	2/2/18	17,000,000	16,999,447

9      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
1.182%[3]	3/23/18	3/23/18	$1,981,000	$1,977,767
1.185% [US0003M+(33)][2]	3/7/18	3/7/18	13,000,000	12,999,717
1.185%[3]	2/9/18	2/9/18	16,500,000	16,495,674
1.187%[3]	3/19/18	3/19/18	10,000,000	9,984,922
1.187%	8/7/18	8/7/18	11,980,000	11,939,222
1.212%[3]	4/6/18	4/6/18	11,000,000	10,976,436
1.25%	6/28/18	6/28/18	5,500,000	5,494,455
1.25%	6/8/18	6/8/18	8,500,000	8,497,712
1.25%	7/27/18	7/27/18	5,100,000	5,090,703
1.25%	1/16/19	1/16/19	5,000,000	4,970,453
1.255% [US0003M+(20.75)][2]	2/23/18	2/23/18	10,000,000	10,000,000
1.262%[3]	2/14/18	2/14/18	14,000,000	13,993,640
1.263% [US0003M+(20.5)][2]	2/28/18	2/28/18	10,000,000	10,000,135
1.274%	7/24/18	7/24/18	10,000,000	9,998,890
1.281%	7/27/18	7/27/18	9,000,000	8,998,645
1.294%[3]	2/16/18	2/16/18	7,000,000	6,996,237
1.297%[3]	3/2/18	3/2/18	5,000,000	4,994,792
1.298%[3]	2/23/18	2/23/18	6,000,000	5,995,255
1.302% [US0003M+(32)][2]	2/26/18	2/26/18	12,500,000	12,500,313
1.318% [US0003M+(16.25)][2]	3/1/18	3/1/18	9,000,000	9,000,315
1.323% [US0003M+(20)][2]	3/8/18	3/8/18	11,000,000	11,000,000
1.328%[3]	3/16/18	3/16/18	5,000,000	4,992,093
1.341%[3]	4/13/18	4/13/18	12,000,000	11,968,405
1.375%	3/9/18	3/9/18	11,695,000	11,697,010
1.38%[3]	3/28/18	3/28/18	20,000,000	19,957,986
1.384% [US0003M+(19)][2]	3/14/18	9/14/18	10,000,000	10,000,000
1.409% [US0001M+(14.5)][2]	2/12/18	3/12/18	14,500,000	14,500,000
1.414% [US0001M+(14.5)][2]	2/17/18	4/17/18	14,000,000	14,000,000
1.415% [US0001M+(14)][2]	2/6/18	4/6/18	15,000,000	15,000,000
1.416% [US0001M+(14.5)][2]	2/22/18	3/22/18	6,000,000	6,000,000
1.418% [US0001M+(13.5)][2]	2/9/18	5/9/18	10,000,000	10,000,000
1.418% [US0003M+(17)][2]	3/15/18	3/15/18	10,000,000	10,001,037
1.419%[3]	4/11/18	4/11/18	11,000,000	10,970,188
1.42% [US0003M+(18)][2]	3/16/18	3/16/18	19,000,000	19,001,814
1.428% [US0001M+(13)][2]	2/25/18	1/25/19	10,000,000	10,000,000
1.431% [US0001M+(13)][2]	2/20/18	8/20/18	9,000,000	9,000,000
1.431% [US0001M+(13)][2]	2/25/18	7/25/18	11,000,000	11,000,000
1.441% [US0001M+(12)][2]	2/25/18	3/25/19	15,000,000	15,000,000
1.446% [US0001M+(11.5)][2]	2/23/18	8/23/18	11,000,000	11,000,000
1.447%[3]	4/27/18	4/27/18	12,260,000	12,218,263
1.45%	3/1/18	3/1/19	4,000,000	4,000,000
1.452%[3]	4/18/18	4/18/18	14,000,000	13,957,233
1.452%	3/2/18	1/2/19	4,000,000	4,000,000
1.456% [US0001M+(10.5)][2]	2/26/18	5/24/19	9,000,000	9,000,000
1.458%[3]	5/2/18	5/2/18	10,000,000	9,963,675
1.469% [US0001M+(9)][2]	2/14/18	1/14/19	5,000,000	5,001,825

10      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

		Final Legal
	Maturity	Maturity	Principal
	Date*	Date**	Amount	Value

U.S. Government Agencies (Continued)

Federal Home Loan Bank: (Continued)
1.477%[3]	5/23/18	5/23/18	$10,000,000	$9,954,675
1.484% [US0003M+(22)][2]	4/9/18	7/9/18	18,000,000	17,998,806
1.484% [US0003M+(22)][2]	4/6/18	4/6/18	10,000,000	10,000,000
1.486% [US0003M+(21)][2]	4/5/18	7/5/18	11,000,000	11,000,000
1.50%[3]	6/13/18	6/13/18	1,970,000	1,959,237
1.501%[3]	6/15/18	6/15/18	3,174,000	3,156,397
1.534% [US0003M+(20)][2]	4/18/18	1/18/19	1,000,000	999,510
1.552%[3]	6/27/18	6/27/18	7,000,000	6,956,281
1.584% [US0001M+2.5][2]	2/17/18	5/17/18	3,000,000	3,001,467
1.644%[3]	8/1/18	8/1/18	10,000,000	9,918,047
1.75%	12/14/18	12/14/18	10,000,000	9,996,398
1.75%	1/18/19	1/18/19	5,200,000	5,194,249
2.00%	9/14/18	9/14/18	6,505,000	6,515,691

Federal Home Loan Mortgage Corp.:
0.875%	3/7/18	3/7/18	6,784,000	6,781,817
1.00%	9/28/18	9/28/18	2,780,000	2,767,035
1.05%	2/26/18	2/26/18	1,750,000	1,749,651
1.237%	5/25/18	5/25/18	1,900,000	1,898,601
1.543% [US0003M+2][2]	3/8/18	3/8/18	5,200,000	5,200,969
4.875%	6/13/18	6/13/18	2,000,000	2,023,992
5.00%	2/1/18	2/1/18	7,500,000	7,500,000

Federal National Mortgage Assn.:
0.875%	2/8/18	2/8/18	6,750,000	6,749,548
1.125%	12/14/18	12/14/18	14,000,000	13,916,484
1.14%	3/28/18	3/28/18	17,065,000	17,055,624
1.197%	5/21/18	5/21/18	5,158,000	5,152,389
1.203%	7/20/18	7/20/18	7,775,000	7,767,217
1.25%	9/27/18	9/27/18	1,070,000	1,066,618
1.264%	7/27/18	7/27/18	4,000,000	3,990,075
1.285%	9/18/18	9/18/18	9,900,000	9,922,477
1.375%	1/28/19	1/28/19	2,300,000	2,288,072
1.592% [US0003M+(5)][2]	3/21/18	3/21/18	11,000,000	11,003,015

Freddie Mac:
1.176%[3]	3/14/18	3/14/18	3,000,000	2,996,003
1.194%[3]	2/9/18	2/9/18	9,000,000	8,997,620
1.195%[3]	3/1/18	3/1/18	18,000,000	17,983,340

Total U.S. Government Agencies (Cost $958,689,398)				958,689,398

U.S. Government Obligations—0.4%

United States Treasury Nts., 1.023% (Cost $7,998,823)	3/15/18	3/15/18	8,000,000	7,998,823

11      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Repurchase Agreements—43.0%

Repurchase Agreements[4] (Cost $779,000,000)	$779,000,000	$779,000,000

	Shares

Investment Company—2.5%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[5,6] (Cost $44,226,925)	44,226,925	44,226,925

Total Investments, at Value (Cost $1,818,355,146)	100.4%	1,818,355,146

Net Other Assets (Liabilities)	(0.4)	(7,087,122)

Net Assets	100.0%	$1,811,268,024

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount

Credit Agricole
Corp. &
Investment Bank	1.32%	1/26/18	2/2/18	$20,000,000

Credit Agricole
Corp. &
Investment Bank	1.34	1/30/18	2/6/18	10,000,000

Credit Agricole
Corp. &
Investment Bank	1.34	1/31/18	2/1/18	116,500,000

Deutsche Bank
Securities, Inc.	1.32	1/31/18	2/1/18	41,400,000

Deutsche Bank
Securities, Inc.	1.36	1/19/18	2/20/18	43,000,000

Deutsche Bank
Securities, Inc.	1.37	1/16/18	2/16/18	20,000,000

INTL FCStone
Financial, Inc.	1.35	1/30/18	2/6/18	50,000,000

12      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Footnotes to Statement of Investments (Continued)

Counterparty		Lending Rate	Settlement Date	Maturity Date	Principal Amount

RBC Dominion
Securities, Inc.		1.32%	1/31/18	2/1/18	$155,200,000

Royal Bank of
Canada		1.32	1/31/18	2/1/18	65,900,000

South Street
Securities LLC		1.40	1/31/18	2/1/18	196,000,000

TD Securities
(USA) LLC		1.32	1/26/18	2/2/18	33,000,000

TD Securities
(USA) LLC		1.35	1/31/18	2/1/18	28,000,000

Counterparty	Collateralized By		Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole
Corp. &	U.S. Treasury Nts., 1.375%,
Investment Bank	9/30/23		$(20,405,239)	$20,000,000	20,005,136

Credit Agricole
Corp. &	U.S. Treasury Nts., 1.375%,
Investment Bank	9/30/23		(10,202,667)	10,000,000	10,002,614

Credit Agricole	U.S. Government Agency
Corp. &	Mortgages, 0.00%-4.00%,
Investment Bank	5/2/18-3/1/46		(118,834,423)	116,500,000	116,504,337

Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 3.00%, 1/15/56		(45,541,670)	41,400,000	41,401,518

Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 3.00%, 1/15/56		(47,323,230)	43,000,000	43,021,118

Deutsche Bank	U.S. Government Agency
Securities, Inc.	Mortgages, 3.00%, 1/15/56		(22,013,396)	20,000,000	20,012,178

INTL FCStone	U.S. Treasury Nts., 0.00%- 3.875%, 2/28/18-5/15/27; U.S. Treasury Bills, 0.00%, 2/8/18 and U.S. Government Agency Mortgages, 0.00%-
Financial, Inc.	10.00%, 5/29/18-3/16/57		(52,365,672)	50,000,000	50,003,835

RBC Dominion	U.S. Government Agency
Securities, Inc.	Mortgages, 3.50%, 11/20/47		(158,309,805)	155,200,000	155,205,691

Royal Bank of Canada	U.S. Government Agency Mortgages, 2.759%-4.50%, 1/1/27-1/1/48		(67,220,465)	65,900,000	65,902,417

	U.S. Government Agency
South Street	Mortgages, 1.50%-6.725%,
Securities LLC	6/1/18-5/1/50		(199,930,143)	196,000,000	196,009,944

	U.S. Treasury Nts., 0.125%,
	4/15/18-4/15/19 and U.S.
TD Securities	Treasury Bonds, 0.75%-
(USA) LLC	2.375%, 1/15/25-2/15/47		(33,667,427)	33,000,000	33,007,282

13      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
	U.S. Government Agency
TD Securities	Mortgages, 1.312%-2.79%,
(USA) LLC	9/6/22-3/9/26	$(28,561,788)	$28,000,000	$28,001,753

		$(804,375,925)	$779,000,000	$779,077,823

a. Includes accrued interest.

5. Rate shown is the 7-day yield at period end.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2017	Additions	Reductions	January 31, 2018
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	63,992,835	234,090	20,000,000	44,226,925

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	$44,226,925	$280,721	$—	$—

Glossary:
Definitions
FCPR DLY	Federal Reserve Bank Prime Loan Rate US Daily
FEDL01	US Federal Funds Effective Rate (continuous series)
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

See accompanying Notes to Financial Statements.

14      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $995,128,221)	$995,128,221
Affiliated companies (cost $44,226,925)	44,226,925
Repurchase agreements (cost $779,000,000)	779,000,000

1,818,355,146

Cash	130,498

Receivables and other assets:
Shares of beneficial interest sold	4,835,029
Interest and dividends	1,472,488
Other	196,334

Total assets	1,824,989,495

Liabilities
Payables and other liabilities:
Investments purchased	8,000,000
Shares of beneficial interest redeemed	4,985,817
Dividends	385,150
Trustees’ compensation	322,343
Shareholder communications	2,450
Other	25,711

Total liabilities	13,721,471

Net Assets	$1,811,268,024

Composition of Net Assets
Par value of shares of beneficial interest	$181,129,556

Additional paid-in capital	1,630,253,860

Accumulated net investment loss	(135,825)

Accumulated net realized gain on investments	20,433

Net Assets	$1,811,268,024

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,767,222,643 and 1,767,235,660 shares of beneficial interest outstanding)	$1.00

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $44,045,381 and 44,059,903 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

15      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2018 Unaudited

Investment Income
Interest	$10,718,932

Dividends from affiliated companies	280,721

Total investment income	10,999,653

Expenses
Management fees	3,931,088

Transfer and shareholder servicing agent fees:
Class A	1,945,044
Class Y	45,361

Shareholder communications:
Class A	22,236
Class Y	71

Trustees’ compensation	12,387

Custodian fees and expenses	2,712

Other	42,131

Total expenses	6,001,030
Less waivers and reimbursements of expenses	(145,783)

Net expenses	5,855,247

Net Investment Income	5,144,406

Net Realized Loss on Investments in Unaffiliated Companies	(22)

Net Increase in Net Assets Resulting from Operations	$5,144,384

See accompanying Notes to Financial Statements.

16      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017

Operations
Net investment income	$5,144,406	$1,991,905

Net realized gain (loss)	(22)	22,059

Net increase in net assets resulting from operations	5,144,384	2,013,964

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(5,023,753)	(1,921,434)
Class Y	(118,150)	(54,301)

	(5,141,903)	(1,975,735)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(87,314,250)	(1,899,093)
Class Y	1,784,026	(50,234,351)

	(85,530,224)	(52,133,444)

Net Assets
Total decrease	(85,527,743)	(52,095,215)

Beginning of period	1,896,795,767	1,948,890,982

End of period (including accumulated net investment loss of $135,825 and $138,328, respectively)	$1,811,268,024	$1,896,795,767

See accompanying Notes to Financial Statements.

17      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized and unrealized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	0.00	(0.00)[2]	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.28%	0.10%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,767,223	$1,854,535	$1,856,397	$1,720,434	$1,766,273	$1,974,691

Average net assets (in thousands)	$1,835,853	$1,939,243	$1,779,276	$1,722,901	$1,877,697	$1,826,413

Ratios to average net assets:[4]
Net investment income	0.54%	0.10%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.63%[5]	0.64%[5]	0.64%	0.65%	0.67%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.53%	0.44%	0.21%	0.20%	0.25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	0.63%
Year Ended July 31, 2017	0.64%

See accompanying Notes to Financial Statements.

18      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Class Y	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized and unrealized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	0.00	(0.00)[2]	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.28%	0.10%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,045	$42,261	$92,494	$73,743	$72,304	$198,195

Average net assets (in thousands)	$42,890	$79,473	$83,425	$71,722	$171,891	$177,213

Ratios to average net assets:[4]
Net investment income	0.55%	0.07%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.63%[5]	0.64%[5]	0.64%	0.65%	0.55%	0.44%
Expenses after payments,waivers and/or reimbursements and reduction to custodian expenses	0.62%	0.51%	0.45%	0.21%	0.19%	0.25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended January 31, 2018	0.63%
Year Ended July 31, 2017	0.64%

See accompanying Notes to Financial Statements.

19      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Government Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may

20      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

2. Significant Accounting Policies (Continued)

have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

21      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

22      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

3. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$28,440,000	$—	$28,440,000
U.S. Government Agencies	—	958,689,398	—	958,689,398
U.S. Government Obligations	—	7,998,823	—	7,998,823
Repurchase Agreements	—	779,000,000	—	779,000,000
Investment Company	44,226,925	—	—	44,226,925

Total Assets	$44,226,925	$1,774,128,221	$—	$1,818,355,146

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund

23      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

24      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.10 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	504,070,091	$504,070,091	1,167,285,042	$1,167,285,042
Dividends and/or distributions reinvested	4,760,806	4,760,806	1,742,106	1,742,106
Redeemed	(596,145,147)	(596,145,147)	(1,170,926,241)	(1,170,926,241)

Net decrease	(87,314,250)	$(87,314,250)	(1,899,093)	$(1,899,093)

Class Y
Sold	21,187,622	$21,187,622	126,547,167	$126,547,167
Dividends and/or distributions reinvested	109,760	109,760	50,056	50,056
Redeemed	(19,513,356)	(19,513,356)	(176,831,574)	(176,831,574)

Net increase (decrease)	1,784,026	$1,784,026	(50,234,351)	$(50,234,351)

7. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.450%
Next to $500 million	0.425
Next to $500 million	0.400
Next $1.5 billion	0.375
Over $3.0 billion	0.350

The Fund’s effective management fee for the reporting period was 0.42% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

25      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Fees and Other Transactions with Affiliates (Continued)

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	15,799
Accumulated Liability as of January 31, 2018	133,920

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Sales Charges. Contingent deferred sales charge (“CDSC”) do not represent an expense of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

26      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

7. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor
January 31, 2018	$13,266

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to waive fees and/or reimburse Fund expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield.

There were no fees waived as a result of this during the period.

This fee waiver and/or expense reimbursement may be amended or withdrawn at any time without prior notice to shareholders.

Effective for the period January 1, 2017 through December 31, 2017, the Transfer Agent voluntarily waived and/or reimbursed Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$115,922
Class Y	2,692

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, the following waived and/or reimbursed amounts are eligible for recapture:

Expiration Date	Class A	Class Y
July 31, 2018	$7,564,535	$312,467
July 31, 2019	3,543,703	160,674
July 31, 2020	2,102,841	99,977
July 31, 2021	115,922	2,692

The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $27,169 for IGMMF management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

27      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]

Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$20,005,136	$(20,405,239)	$(400,103)
Credit Agricole Corp. & Investment Bank	10,002,614	(10,202,667)	(200,053)
Credit Agricole Corp. & Investment Bank	116,504,337	(118,834,423)	(2,330,086)
Deutsche Bank Securities, Inc.	41,401,518	(45,541,670)	(4,140,152)
Deutsche Bank Securities, Inc.	43,021,118	(47,323,230)	(4,302,112)
Deutsche Bank Securities, Inc.	20,012,178	(22,013,396)	(2,001,218)
INTL FCStone Financial, Inc.	50,003,835	(52,365,672)	(2,361,837)
RBC Dominion Securities, Inc.	155,205,691	(158,309,805)	(3,104,114)
Royal Bank of Canada	65,902,417	(67,220,465)	(1,318,048)
South Street Securities LLC	196,009,944	(199,930,143)	(3,920,199)
TD Securities (USA) LLC	33,007,282	(33,667,427)	(660,145)
TD Securities (USA) LLC	28,001,753	(28,561,788)	(560,035)

	$779,077,823

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

28      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

29      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Proctor and Adam Wilde, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the money market-taxable category. The Board noted that the Fund’s one-year, three-year and five-year performance was below its category median although its ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load money market-taxable funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee and total expenses, net of waivers, were higher than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently

30      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

31      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Christopher Proctor, Vice President
Adam S. Wilde, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

33      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

34      OPPENHEIMER GOVERNMENT MONEY MARKET FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com
Call Us 800 225 5677
Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0200.001.0118 March 23, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Government Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018